Leases - Schedule of Supplemental Cash Flow Information (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows for operating leases	$ 230	$ 229
Operating leases		$ 1,242